Document and Entity Information	Dec. 18, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001070985
Document Type	8-K
Document Period End Date	Dec. 18, 2019
Entity Registrant Name	CoreCivic, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-16109
Entity Tax Identification Number	62-1763875
Entity Address, Address Line One	10 Burton Hills Boulevard
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37215
City Area Code	(615)
Local Phone Number	263-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CXW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false